Plant and equipment (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				$ 210,400,000
Property, plant and equipment at end of period	$ 210,400,000	$ 392,400,000		392,400,000
Employee salaries capitalized to assets under construction		2,300,000		4,300,000
Share-based compensation cost capitalized to assets under construction		200,000	$ 0	400,000	$ 0
Borrowing costs capitalised		$ 6,500,000		12,200,000
Capitalisation rate of borrowing costs eligible for capitalisation		12.50%
Purchase of plant and equipment in payables and accruals	48,500,000	$ 58,200,000
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period		349,100,000		349,100,000
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period		33,200,000		33,200,000
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period		1,900,000		1,900,000
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period		200,000		200,000
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period		8,000,000.0		8,000,000.0
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				217,600,000
Additions other than through business combinations, property, plant and equipment		185,900,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment		0
Property, plant and equipment at end of period	217,600,000	403,500,000		403,500,000
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				167,100,000
Additions other than through business combinations, property, plant and equipment		185,100,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment		(3,100,000)
Property, plant and equipment at end of period	167,100,000	349,100,000		349,100,000
Gross carrying amount | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				38,200,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment		3,100,000
Property, plant and equipment at end of period	38,200,000	41,300,000		41,300,000
Gross carrying amount | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				2,100,000
Additions other than through business combinations, property, plant and equipment		600,000
Property, plant and equipment at end of period	2,100,000	2,700,000		2,700,000
Gross carrying amount | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				300,000
Property, plant and equipment at end of period	300,000	300,000		300,000
Gross carrying amount | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				9,900,000
Additions other than through business combinations, property, plant and equipment		200,000
Property, plant and equipment at end of period	9,900,000	10,100,000		10,100,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				(7,200,000)
Depreciation		(3,900,000)
Property, plant and equipment at end of period	(7,200,000)	(11,100,000)		(11,100,000)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				0
Depreciation		0
Property, plant and equipment at end of period	0	0		0
Accumulated depreciation | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				(5,300,000)
Depreciation		(2,800,000)
Property, plant and equipment at end of period	(5,300,000)	(8,100,000)		(8,100,000)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				(300,000)
Depreciation		(500,000)
Property, plant and equipment at end of period	(300,000)	(800,000)		(800,000)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				(100,000)
Depreciation		0
Property, plant and equipment at end of period	(100,000)	(100,000)		(100,000)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period				(1,500,000)
Depreciation		(600,000)
Property, plant and equipment at end of period	$ (1,500,000)	$ (2,100,000)		$ (2,100,000)